Share-based Payments - Summary of Stock Option Activity and Related Information (Parenthetical) (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average share price at the date of exercise	$ 120.55	$ 110.44	$ 99.66